Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Use of Estimates

Use of Estimates - The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from those estimates.

Basis of Accounting	Basis of Accounting- The accompanying financial statements of the Plan are presented on the accrual basis of accounting in accordance with U.S. GAAP.
Contributions	Contributions – Contributions from the Plan participants and the matching contributions from the Employer are recorded in the year in which the employee contributions are withheld from compensation.
Notes Receivable from Participants

Notes Receivable from Participants - Notes receivable from participants are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses was recorded as of December 31, 2025 or 2024. Defaulted participant loans are reclassified as distributions based upon the terms of the Plan document.

Benefit Payments	Benefit Payments - Benefit payments are recorded when paid.
Administrative Expenses

Administrative Expenses - All investment-related expenses are charged against the Plan’s earnings or are paid by the Plan. All approved third-party administrative expenses are paid by the Plan, unless otherwise provided for by the Employer.

Valuation of Investments and Income (Loss) Recognition

Valuation of Investments and Income (Loss) Recognition - The Plan's investments are stated at fair value. Fair value of financial instruments is what would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements. The Plan’s investments in money market funds, mutual funds and the personal choice retirement account, which includes investments in corporate bonds, government treasuries, Exchange-traded funds (ETF), mutual funds and common stock, are stated at fair value based on quoted market prices at year-end. The fair value of the Brown & Brown stock fund is measured using the unit value calculated from the observable market price of the stock plus the cost of the short-term investment fund, which approximates fair value. The fair value of the common collective trust accounts is based upon the net asset value (“NAV”) of the fund's underlying assets less its liabilities. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold, as well as investments held during the year.